Fair Value - Schedule of Valuation Methodology and Significant Unobservable Inputs (Details) - Discounted Cash Flow Model - Level 3	Dec. 31, 2024
Weighted Average Cost of Capital
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant other unobservable input, Identifiable intangible asset	0.28
Long-term Revenue Growth Rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant other unobservable input, Identifiable intangible asset	0.03
Long-term After-tax Net Operating Profit Margin
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant other unobservable input, Identifiable intangible asset	0.11